CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ DEFICIT AND REDEEMABLE NONCONTROLLING INTEREST - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Paid-in-Capital	Treasury Stock	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2016		313,411		1,068
Beginning balance at Dec. 31, 2016	$ (964,241)	$ 3,134	$ 4,209	$ (9,790)	$ (397,677)	$ (564,117)
PPD, Inc. Stockholders’ Deficit
Net income attributable to PPD, Inc.	296,027					296,027
Other comprehensive income (loss)	163,300				163,300
Vesting of restricted stock (in shares)		19
Vesting of restricted stock	0
Issuance of common stock for stock option exercises (in shares)		272
Issuance of common stock for stock option exercises	1,125	$ 3	1,122
Repurchases of common stock (in shares)				201
Repurchases of common stock	(1,808)			$ (1,808)
Stock-based compensation expense	74,299		74,299
Recapitalization cancellation of treasury stock (in shares)		(1,268)		(1,269)
Recapitalization cancellation of treasury stock	0	$ (12)	5	$ 11,598		(11,591)
Recapitalization share issuances (in shares)		184,080
Recapitalization share issuances	2,770,001	$ 1,841	769,098			1,999,062
Recapitalization share redemptions (in shares)		(219,958)
Recapitalization share redemptions	(3,309,876)	$ (2,200)	(778,100)			(2,529,576)
Recapitalization cash option settlement	(194,506)		(52,207)			(142,299)
Recapitalization share option settlement (in shares)		2,391
Recapitalization share option settlement	0	$ 23	(10)			(13)
Recapitalization investment portfolio consideration	(217,170)					(217,170)
Recapitalization tax benefit consideration	(105,159)					(105,159)
Recapitalization transaction costs	(7,279)					(7,279)
Employee stock purchases (in shares)		496
Employee stock purchases	7,467	$ 5	7,462
Purchase of noncontrolling interest	(3,888)		(3,888)
Other	28		28
Ending balance (in shares) at Dec. 31, 2017		279,443		0
Ending balance at Dec. 31, 2017	(1,491,680)	$ 2,794	22,018	$ 0	(234,377)	(1,282,115)
Beginning balance at Dec. 31, 2016	19,330
Redeemable Noncontrolling Interest
Net income (loss)	4,802
Other comprehensive income (loss)	513
Purchase of noncontrolling interest	(2,912)
Ending balance at Dec. 31, 2017	21,733
PPD, Inc. Stockholders’ Deficit
Net income attributable to PPD, Inc.	104,186					104,186
Other comprehensive income (loss)	(78,514)				(78,514)
Vesting of restricted stock (in shares)		9
Vesting of restricted stock	0
Issuance of common stock for stock option exercises (in shares)		61
Issuance of common stock for stock option exercises	923	$ 1	922
Repurchases of common stock (in shares)				515
Repurchases of common stock	(8,933)			$ (8,933)
Stock-based compensation expense	18,265		18,265
Recapitalization investment portfolio consideration	(7,849)					(7,849)
Recapitalization tax benefit consideration	(3,161)					(3,161)
Employee stock purchases (in shares)		32
Employee stock purchases	480		480
Other	(671)					(671)
Ending balance (in shares) at Dec. 31, 2018		279,545		515
Ending balance at Dec. 31, 2018	(1,522,421)	$ 2,795	41,685	$ (8,933)	(312,891)	(1,245,077)
Redeemable Noncontrolling Interest
Net income (loss)	2,679
Other comprehensive income (loss)	480
Ending balance at Dec. 31, 2018	24,892
PPD, Inc. Stockholders’ Deficit
Net income attributable to PPD, Inc.	47,821					47,821
Other comprehensive income (loss)	13,987				13,987
Vesting of restricted stock (in shares)		13
Vesting of restricted stock	0
Issuance of common stock for stock option exercises (in shares)		301
Issuance of common stock for stock option exercises	4,524	$ 3	4,521
Issuance of common stock for acquisition (in shares)		268
Issuance of common stock for acquisition	5,001	$ 3	4,998
Repurchases of common stock (in shares)				186
Repurchases of common stock	(3,774)			$ (3,774)
Stock-based compensation expense	15,632		15,632
Modification of stock option awards to cash and liability awards	(19,669)		(19,669)
Return of capital and special dividend to stockholders	(1,246,000)		(45,184)			(1,200,816)
Recapitalization investment portfolio consideration	6,846					6,846
Other	(95)					(95)
Ending balance (in shares) at Dec. 31, 2019		280,127		701
Ending balance at Dec. 31, 2019	(2,698,148)	$ 2,801	$ 1,983	$ (12,707)	$ (298,904)	$ (2,391,321)
Redeemable Noncontrolling Interest
Net income (loss)	4,934
Other comprehensive income (loss)	210
Ending balance at Dec. 31, 2019	$ 30,036